Subsequent Events	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 12—Subsequent Events

Subsequent to September 30, 2026, the Company repurchased 1,204,695 additional ordinary shares for approximately $273.4 million under its $400 million September Share Repurchase Program. Refer to Note 4, “Significant Events in the Reporting Period” for further information about repurchases prior to September 30, 2026.

No other events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.